SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Impax Asset Management Limited
Address:    Mezzanine Floor
		Pegasus House
		37-43 Sackville Street
		London W1S 3EH
		UNITED KINGDOM

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael Knight
Title:      Chief Compliance Officer
Phone:      44(0)207 7432 2626

Signature, Place, and Date of Signing:

     M B Knight            		London United Kingdom	14 February 2011
- -----------------------             ------------            -----------------
      [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          -----------
Form 13F Information Table Entry Total:   40
                                          -----------
Form 13F Information Table Value Total:   $702835
                                          -----------
                                          (thousands)

List of Other Included Managers:


ISSUER                           CLASS   CUSIP        	 VALUE    SH/PRN	PUT/  INV         OTHER        VOTING AUTH
                                                        '000s          		CALL  DISCRETION   MGRS    SOLE
Active Power Inc		Common	00504W100	11114	4517685 		S		     S
Aecom Tech			Common	00766T100	  915	  32700			S		     S
American Water Works 		Common	030420103	 1544	  61050			S		     S
Aqua America Inc		Common	03826W103	 1401	  62300			S		     S
Badger Meter			Common	056525108	24674	 557977			S		     S
California Water Services	Common	130788102	 4523	 121370			S		     S
Clarcor Inc			Common	179895107	33883	 790001			S		     S
Clean Harbors Inc		Common	184496107	52592	 625500			S		     S
Cooper Industries		Common	216648402	 2270	  38800			S		     S
Danaher Corp			Common	235851102	 2519	  53380			S		     S
Dionex Corp			Common	254546104	19776	 167575			S		     S
Emerson Electric Co.		Common	291011104	 2104	  36800			S		     S
Flowserve			Common	34354P105	 1542	  12900			S		     S
Headwaters Inc			Common	42210P102	 9993	2181924 		S		     S
ICF International Inc		Common	44925C103	20398	 793080			S		     S
Idex Corp			Common	45167R104	 1590	  40650 		S		     S
Insituform			Common	457667103	 1137	  42900			S		     S
Itron Inc			Common	465741106	34688	 625569			S		     S
Johnson Controls inc		Common	478366107	 2044	  53300			s		     S
LKQ Corp			Common	501889208	48986	2156080			S		     S
Mastec Inc			Common	576323109	  937	  64200			S		     S
Metalico Inc			Common	591176102	14247	2423018			S		     S
Mueller Water Products Inc-A	Common	624758108	11702	2806206			S		     S
Nalco Holdings			Common	62985Q101	46927	1467650			S		     S
Ormat Technologies Inc		Common	686688102	34570	1168702			S		     S
Pall Corp			Common	696429307	47396	 955960			S		     S
Pentair Inc.			Common	709631105	33708	 923260			s		     S
Perkinelmer Inc.		Common	714046109	 3034	 117500			S		     S
Power Integrations Inc		Common	739276103	10995	 273146			S		     S
Regal Beloit			Common	758750103	54433	 813290			S		     S
Republic services Inc		Common	760759100	 1146	  38115			S		     S
Roper Industries Inc		Common	776696106	 1924     25175			S		     S
Sims Group			Common	829160100	39144	1792294			S		     S
Stericycle Inc			Common	858912108	27966	 345598			S		     S
Sunpower Corp class B		Common	867652307	24026	1934438			S		     S
Tetra Tech Inc			Common	88162G103	26711	1065862			S		     S
Thermo Fisher Scientific Inc	Common	883556102	 4545	  82100			S		     S
URS Corp			Common	903236107	 1207     29000			S		     S
Watts Water Technologies-A	Common	942749102	38142	1042420			S		     S
3M Co				Common	88579Y101	 2382	  27600			S		     S